Financial instruments (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Statement [Line Items]
Acquisition payable	$ 388
Level 1 [member]
Statement [Line Items]
Acquisition payable	0
Holdback payable	0
Level 3 [member]
Statement [Line Items]
Acquisition payable	388
Holdback payable	84
Level 2 [member]
Statement [Line Items]
Acquisition payable	0
Holdback payable	$ 0